Related Party Transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Equity Investee | Content purchases
Related Party Transaction [Line Items]
Related party transaction, purchases	¥ 1,455,933	$ 223,132	¥ 909,450	¥ 182,897